Document And Entity Information	6 Months Ended
Jun. 28, 2012
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 28, 2012
Entity Registrant Name	National CineMedia, LLC
Entity Central Index Key	0001527190
Entity Filer Category	Non-accelerated Filer
Current Fiscal Year End Date	--12-27